Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

4.Leases

At December 31, 2022, the Company has two lease agreements for building space in Donnelly and Boise, Idaho both of which have been determined to be operating leases. Both leases provide the option for the Company to extend leases for additional time periods of one and two years, respectively, which was not recognized as part of the right to use assets and lease liabilities value. For measurement of the original lease liability and right of use asset, the Company assumed a discount rate of 10.0% based on the Company’s incremental borrowing rate. During the years ended December 31, 2022 and 2021, the Company recognized $207,963 and $206,200, respectively, in rent expense which is included in general and administration expense on the Consolidated Statements of Operations. The weighted average remaining lease term for operating leases as of December 31, 2022 was 0.7 years. At December 31, 2022, all remaining undiscounted lease payments of $73,132 under these lease agreements will be paid in 2023.